Other Income - Schedule of Other Income (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Other Income - Schedule of Other Income (Details) [Line Items]
Government subsidies	[1]	$ 638,400	$ 82,058		$ 257,074
Exchange difference on foreign currency translation					9,720
Bad debt recovered		96,969	12,464
Others		42,886	5,512	1,800	259
Total		967,218	124,323	41,800	267,053
Winner Logistics Solution Limited (WSL) [Member]
Other Income - Schedule of Other Income (Details) [Line Items]
Loan interest income		40,000	5,142	40,000
Tech Season Limited ("TSL”) [Member]
Other Income - Schedule of Other Income (Details) [Line Items]
Loan interest income		$ 148,963	$ 19,147

[1]

For the year ended March 31, 2023, the government subsidies were granted by the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.

For the year ended March 31, 2025, the government subsidies were granted by the Construction Innovation and Technology Fund (“CITF”) established by the Development Bureau (“DEVB”) of Hong Kong Government to provide financial support to enterprises in Hong Kong construction industry. There were no unfulfilled conditions nor other contingencies attached to the CITF funding.